GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		35 Months Ended	41 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Nov. 30, 2011	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	May 31, 2014
Going Concern Details Narrative
Net loss	$ 14,871	$ 13,369	$ 33,223	$ 22,548	$ (34)	$ 40,421	$ 28,732	$ 69,119	$ 102,342
Net cash used in operations			$ 8,170	$ 3,947		$ 6,753	$ 860	$ 7,779	$ 15,949